Minimum amounts and ratios to be categorized as well-capitalized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%
Banco Popular De Puerto Rico [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 1,749,580	$ 1,766,615
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized	1,049,748	1,059,969
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital Required to be Well Capitalized	1,292,611	1,292,604
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Banco Popular North America [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	339,939	549,885
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized	203,964	329,931
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 295,627	$ 418,219
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%